Income tax	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Income tax
23 Income tax

(a)    Deferred income tax
Deferred tax assets (DTA) and deferred tax liabilities (DTL) are comprised of the main following components:

	Balance sheet		Net change in the year
	2025	2024	2025	2024	2023

Tax losses carryforwards	1,137,635	1,051,966	85,669	309,721	167,125
Goodwill on business combinations (i)	65,886	51,319	14,567	15,496	29,447
Provisions for IFAs’ commissions	86,854	84,756	2,098	(5,319)	18,089
Revaluations of financial assets at fair value	277,750	294,986	(17,236)	461,267	48,175
Expected credit losses (ii)	373,261	334,006	39,255	(1,705)	277,503
Profit sharing plan	329,517	298,539	30,978	19,556	9,034
Net gain/(loss) on hedge instruments	(41,076)	(31,854)	(9,222)	(9,150)	(11,535)
Share-based compensation	375,420	558,744	(183,324)	(68,986)	61,009
Other provisions	276,179	(19,817)	295,996	(116,006)	(81,915)
Total	2,881,426	2,622,645	258,781	604,874	516,932
Deferred tax assets	3,370,919	2,887,935
Deferred tax liabilities	(489,493)	(265,290)

(i)For Brazilian tax purposes, goodwill amortization expenses are deductible from the corporate income taxes calculation basis (i) over at least five years, on a straight-line basis, when the acquired entity is merged into the acquiring company or (ii) at once, as cost of acquisition, when the company is sold.
(ii)Include expected credit loss on accounts receivable, loan operations and other financial assets.
The changes in the net deferred tax were recognized as follows:

	2025	2024	2023

As of January, 1	2,622,645	2,017,771	1,500,839
Foreign exchange variations	(5,835)	(22,335)	(46,714)
Business combination	—	—	330,247
Charges to statement of income	563,729	(39,084)	549,702
Tax relating to components of other comprehensive income	(296,818)	728,007	(356,163)
Other deferred taxes	(2,295)	(61,714)	39,860
As of December, 31	2,881,426	2,622,645	2,017,771
(b)    Income tax expense reconciliation
The tax on the Group's pre-tax profit differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities. The following is a reconciliation of income tax expense to profit (loss) for the year, calculated by applying the combined Brazilian statutory rates of 34% for the year ended December 31:

	2025	2024	2023

Income before taxes	5,448,556	4,985,967	3,936,348
Combined tax rate in Brazil (i)	34.00%	34.00%	34.00%
Tax expense at the combined rate	1,852,509	1,695,229	1,338,359

Effects from entities taxed at different rates	(13,009)	175,868	(43,572)
Effects from entities taxed at different taxation regimes (ii)	(1,195,792)	(1,051,135)	(1,174,605)
Intercompany transactions with different taxation regimes	(263,044)	(301,833)	(68,673)
Tax incentives and related donation programs	(16,463)	(13,503)	(17,835)
Non-deductible expenses (non-taxable income)	(84,938)	(33,499)	(17,459)
Others	—	—	20,742
Total	279,263	471,127	36,957

Current	842,992	432,043	586,659
Deferred	(563,729)	39,084	(549,702)
Total expense / (credit)	279,263	471,127	36,957

(i)Considering that XP Inc. is domiciled in Cayman and there is no income tax in that jurisdiction, the combined tax rate of 34% demonstrated above is the current rate applied to XP Finance Holding S.A. which is the holding company of all operating entities of XP Inc. in Brazil.
(ii)Certain eligible subsidiaries adopted the PPM tax regime and the effect of the presumed profit of subsidiaries represents the difference between the taxation based on this method and the amount that would be due based on the statutory rate applied to the taxable profit of the subsidiaries. Additionally, some entities and investment funds adopt different taxation regimes according to the applicable rules in their jurisdictions.
Other comprehensive income
The tax (charge)/credit relating to components of other comprehensive income is as follows:

	Before tax	(Charge) / Credit	After tax

Foreign exchange variation of investees located abroad	(41,160)	—	(41,160)
Gains (losses) on net investment hedge	41,477	(6,874)	34,603
Changes in the fair value of financial assets at fair value	905,670	(349,289)	556,381
As of December 31, 2023	905,987	(356,163)	549,824

Foreign exchange variation of investees located abroad	147,671	—	147,671
Gains (losses) on net investment hedge	(136,598)	—	(136,598)
Changes in the fair value of financial assets at fair value	(1,894,661)	728,007	(1,166,654)
As of December 31, 2024	(1,883,588)	728,007	(1,155,581)

Foreign exchange variation of investees located abroad	(99,474)	—	(99,474)
Gains (losses) on net investment hedge	70,908	—	70,908
Changes in the fair value of financial assets at fair value	682,244	(296,818)	385,426
Changes in discount rates (IFRS 17)	(12,954)	—	(12,954)
As of December 31, 2025	640,724	(296,818)	343,906